RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details)	Jun. 30, 2023	Dec. 31, 2022
C. Mer Industries Ltd [Member]
Related Party Transaction [Line Items]
Ownership interest held by Company's controlling shareholder	5.00%	5.00%